Long-Term Debt	12 Months Ended
Dec. 31, 2013
Long-Term Debt
Long-Term Debt

9.  Long-Term Debt

Long-term debt consisted of the following:

	December 31,
	2013	2012
U.S. credit agreement - revolving credit line	$90.0	$50.0
U.S. credit agreement - term loan	98.0	110.0
U.K. credit agreement — revolving credit line	106.0	48.7
U.K. credit agreement — term loan	29.8	39.0
U.K. credit agreement — overdraft line of credit	—	6.8
5.75% senior subordinated notes due 2022	550.0	550.0
Car rental revolver	86.9	23.2
Working capital loan agreement	—	—
Mortgage facilities	118.6	104.0
Other	3.9	4.8
Total long-term debt	$1,083.2	$936.6
Less: current portion	(50.0)	(19.5)
Net long-term debt	$1,033.2	$917.1

Scheduled maturities of long-term debt for each of the next five years and thereafter are as follows:

2014	$50.0
2015	186.7
2016	194.9
2017	46.6
2018	2.9
2019 and thereafter	602.1
Total long-term debt reported	$1,083.2

U.S. Credit Agreement

We are party to a credit agreement with Mercedes-Benz Financial Services USA LLC and Toyota Motor Credit Corporation, as amended (the “U.S. credit agreement”), which provides for up to $375.0 million in revolving loans for working capital, acquisitions, capital expenditures, investments and other general corporate purposes, a non-amortizing term loan with a remaining balance of $98.0 million and for an additional $10.0 million of availability for letters of credit, through September 2016. The revolving loans bear interest at a defined LIBOR plus 2.25%, subject to an incremental 1.25% for uncollateralized borrowings in excess of a defined borrowing base. The term loan, which bears interest at defined LIBOR plus 2.25%, may be prepaid at any time, but then may not be re-borrowed.

The U.S. credit agreement is fully and unconditionally guaranteed on a joint and several basis by our domestic subsidiaries and contains a number of significant covenants that, among other things, restrict our ability to dispose of assets, incur additional indebtedness, repay other indebtedness, pay dividends, create liens on assets, make investments or acquisitions and engage in mergers or consolidations. We are also required to comply with specified financial and other tests and ratios, each as defined in the U.S. credit agreement, including: a ratio of current assets to current liabilities, a fixed charge coverage ratio, a ratio of debt to stockholders’ equity and a ratio of debt to earnings before interest, taxes, depreciation and amortization (“EBITDA”). A breach of these requirements would give rise to certain remedies under the agreement, the most severe of which is the termination of the agreement and acceleration of the amounts owed.

The U.S. credit agreement also contains typical events of default, including change of control, non-payment of obligations and cross-defaults to our other material indebtedness. Substantially all of our domestic assets are subject to security interests granted to lenders under the U.S. credit agreement. As of December 31, 2013, $98.0 million of term loans, $90.0 million of revolving loans, and no letters of credit were outstanding under the U.S. credit agreement. We repaid $12.0 million and $17.0 under the term loan in 2013 and 2012, respectively.

U.K. Credit Agreement

Our subsidiaries in the U.K. (the “U.K. subsidiaries”) are party to a £100.0 million revolving credit agreement with the Royal Bank of Scotland plc (RBS) and BMW Financial Services (GB) Limited, and an additional £10.0 million demand overdraft line of credit with RBS (collectively, the “U.K. credit agreement”) to be used for working capital, acquisitions, capital expenditures, investments and general corporate purposes through November 2015. The revolving loans bear interest between defined LIBOR plus 1.35% and defined LIBOR plus 3.0% and the demand overdraft line of credit bears interest at the Bank of England Base Rate plus 1.75%. As of December 31, 2013, outstanding loans under the U.K. credit agreement amounted to £64.0 million ($106.0 million).

The U.K. Credit Agreement is fully and unconditionally guaranteed on a joint and several basis by our U.K. subsidiaries, and contains a number of significant covenants that, among other things, restrict the ability of our U.K. subsidiaries to pay dividends, dispose of assets, incur additional indebtedness, repay other indebtedness, create liens on assets, make investments or acquisitions and engage in mergers or consolidations. In addition, our U.K. subsidiaries are required to comply with defined ratios and tests, including: a ratio of earnings before interest, taxes, amortization, and rental payments (“EBITAR”) to interest plus rental payments, a measurement of maximum capital expenditures, and a debt to EBITDA ratio. A breach of these requirements would give rise to certain remedies under the agreement, the most severe of which is the termination of the agreement and acceleration of any amounts owed.

The U.K. credit agreement also contains typical events of default, including change of control and non-payment of obligations and cross-defaults to other material indebtedness of our U.K. subsidiaries. Substantially all of our U.K. subsidiaries’ assets are subject to security interests granted to lenders under the U.K. credit agreement. In July 2013, we amended the U.K. credit agreement and U.K. term loan to provide the U.K. subsidiaries with covenant flexibility to fund the purchase of our commercial vehicle business and operate the subsidiaries acquired.

In 2012, our U.K. subsidiaries entered into a separate agreement with RBS, as agent for National Westminster Bank plc, providing for a £30.0 million term loan which was used for working capital and an acquisition. The term loan is repayable in £1.5 million quarterly installments through 2015 with a final payment of £7.5 million due on December 31, 2015. The term loan bears interest between 2.675% and 4.325%, depending on the U.K. subsidiaries’ ratio of net borrowings to earnings before interest, taxes, depreciation and amortization (as defined). As of December 31, 2013, the amount outstanding under the U.K. term loan was £18.0 million ($29.8 million).

5.75% Senior Subordinated Notes

In August 2012, we issued $550.0 million in aggregate principal amount of 5.75% Senior Subordinated Notes due 2022 (the “5.75% Notes”).

Interest on the 5.75% Notes is payable semi-annually on April 1 and October 1 of each year. The 5.75% Notes mature on October 1, 2022, unless earlier redeemed or purchased by us. The 5.75% Notes are our unsecured senior subordinated obligations and are guaranteed on an unsecured senior subordinated basis by our existing 100% owned domestic subsidiaries. The 5.75% Notes also contain customary negative covenants and events of default.

On or after October 1, 2017, we may redeem the 5.75% Notes for cash at the redemption prices noted in the indenture, plus any accrued and unpaid interest. We may also redeem up to 40% of the 5.75% Notes using the proceeds of specified equity offerings at any time prior to October 1, 2015 at a price specified in the indenture.

If we experience certain “change of control” events specified in the indenture, holders of the 5.75% Notes will have the option to require us to purchase for cash all or a portion of their notes at a price equal to 101% of the principal amount of the notes, plus accrued and unpaid interest. In addition, if we make certain asset sales and do not reinvest the proceeds thereof or use such proceeds to repay certain debt, we will be required to use the proceeds of such asset sales to make an offer to purchase the notes at a price equal to 100% of the principal amount of the notes, plus accrued and unpaid interest.

Car Rental Revolver

We are party to a credit agreement with Toyota Motor Credit Corporation that currently provides us with up to $200.0 million in revolving loans for the acquisition of rental vehicles. The revolving loans bear interest at three-month LIBOR plus 2.50%. This agreement provides the lender with a secured interest in the vehicles and our car rental operations’ other assets, requires us to make monthly curtailment payments (prepayments of principal) and expires in October 2015. Vehicle principal balances must be paid in full within twelve to twenty-four months, depending on the year, make and model of the vehicle. As of December 31, 2013, outstanding loans under the car rental revolver amounted to $86.9 million.

Working Capital Loan Agreement

In December 2013 we entered into a working capital loan agreement with Mercedes-Benz Financial Services Australia Pty Ltd that provides us with up to AU $28.0 million ($25.0 million) of working capital availability. This agreement provides the lender with a secured interest in certain inventory and receivables of our commercial vehicle business. The loan bears interest at the Australian BBSW 30-day Bill Rate plus 2.35%. As of December 31, 2013, no loans were outstanding under the working capital loan agreement.

Mortgage Facilities

We are party to several mortgages which bear interest at defined rates and require monthly principal and interest payments. These mortgage facilities also contain typical events of default, including non-payment of obligations, cross-defaults to our other material indebtedness, certain change of control events, and the loss or sale of certain franchises operated at the properties. Substantially all of the buildings and improvements on the properties financed pursuant to the mortgage facilities are subject to security interests granted to the lender. As of December 31, 2013, we owed $118.6 million of principal under our mortgage facilities.